   As filed with the Securities and Exchange Commission on June 26, 2003
    =========================================================================
                                                     1933 Act File No. 333-[___]
                                                     1940 Act File No. 811-21333

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. __________
[ ] Post-Effective Amendment No. __________

                  and
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X] Amendment No. 4

                 Nuveen Preferred and Convertible Income Fund 2
          Exact Name of Registrant as Specified in Declaration of Trust

                 333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (800) 257-8787
               Registrant's Telephone Number, including Area Code

                               Jessica R. Droeger
                          Vice President and Secretary
                              333 West Wacker Drive
                             Chicago, Illinois 60606
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service
                          Copies of Communications to:

        Stacy H. Winick              Eric F. Fess            Sarah E. Cogan
    Bell, Boyd & Lloyd PLLC       Chapman and Cutler  Simpson Thacher & Bartlett LLP
1615 L Street, N.W., Suite 1200      111 W. Monroe        425 Lexington Avenue
    Washington, D.C. 20036         Chicago, IL 60603       New York, NY 10017

                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement
                                _________________

         If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

         It is proposed that this filing will become effective (check appropriate box)

         [ ]   when declared effective pursuant to section 8(c).

         [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-104599.

                              ____________________

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================================================
                                                                         Proposed Maximum
 Title of Securities Being         Amount          Proposed Maximum         Aggregate           Amount of
         Registered           Being Registered    Offering Price Per    Offering Price (1)   Registration Fee
                                                         Unit
----------------------------------------------------------------------------------------------------------------
Common Shares,

$0.01 par value ("Shares")     5,900,000 Shares (2)     $15.00               $88,500,000            $7,159.65

================================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 10,900,000 Shares granted by the Registrant to the Underwriters.

    =========================================================================

                                EXPLANATORY NOTE

         This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-104599) filed by Nuveen Preferred and Convertible Income Fund 2 (the "Registrant") with the Securities and Exchange Commission, as amended, declared effective on June 25, 2003, are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 24:  Financial Statements and Exhibits

         1.  Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and are incorporated herein by reference.

         2.  Exhibits:

a. Declaration of Trust dated March 17, 2003. Filed on April 17, 2003 as Exhibit a to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

b. By-laws of Registrant. Filed on April 17, 2003 as Exhibit b to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

c.       None.

d. Form of Share Certificate. Filed on May 21, 2003 as Exhibit d to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

e. Terms and Conditions of the Dividend Reinvestment Plan. Filed on May 21, 2003 as Exhibit e to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

f.       None.

g.1 Investment Management Agreement between Registrant and Nuveen Institutional Advisory Corp. dated May 15, 2003. Filed on May 21, 2003 as Exhibit g.1 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

g.2 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Spectrum Asset Management, Inc. dated May 15, 2003. Filed on June 24, 2003 as Exhibit g.2 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

g.3 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Froley, Revy Investment Co., Inc. dated May 15, 2003. Filed on June 24, 2003 as Exhibit g.3 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

h.1      Form of Underwriting Agreement.

h.2      Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement.

h.3      Form of Nuveen Master Selected Dealer Agreement.

h.4      Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters.

h.5      Form of Dealer Letter Agreement.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed on May 21, 2003 as Exhibit i to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002. Filed on June 24, 2003 as Exhibit j to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

k.1 Shareholder Transfer Agency Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. Filed on June 24, 2003 as Exhibit k.1 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Institutional Advisory Corp. dated May 15, 2003. Filed on May 21, 2003 as Exhibit k.2 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

l.1 Opinion and consent of Bell, Boyd & Lloyd LLC. Filed on May 21, 2003 as Exhibit l.1 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

l.2 Opinion and consent of Bingham McCutchen LLP. Filed on May 21, 2003 as Exhibit l.2 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

l.3      Consent of Bell, Boyd & Lloyd LLC.

l.4      Consent of Bingham McCutchen LLP.

m.       None.

n.       Consent of Ernst & Young LLP.

o.       None.

p. Subscription Agreement of Nuveen Institutional Advisory Corp. dated June 3, 2003. Filed on June 24, 2003 as Exhibit p to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

q.       None.

r.1 Code of Ethics of Nuveen Institutional Advisory Corp. Filed on May 21, 2003 as Exhibit r.1 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

r.2 Code of Ethics of Spectrum Asset Management, Inc. Filed on May 21, 2003 as Exhibit r.2 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

r.3 Code of Ethics of Froley, Revy Investment Co., Inc. Filed on May 21, 2003 as Exhibit r.3 to Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-104599) and incorporated herein by reference.

s.       Powers of Attorney.

Item 25:  Marketing Arrangements.

         See Sections 2, 3 and 5(n) of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement.

         See the Introductory Paragraph and Sections 2 and 3(d) of the Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement filed as Exhibit h.2 to the Registration Statement and the Introductory Paragraph and Sections 2 and 3(d) of the Form of Nuveen Master Selected Dealer Agreement filed as Exhibit h.3 to the Registration Statement.

         See the Introductory Paragraphs and Sections 1.2, 3.1, 3.2, 3.4-3.8, 4.1, 4.2, 5.1-5.4, 6.1, 10.9 and 10.10 of the Form of Salomon Smith
         Barney Inc. Master Agreement Among Underwriters filed as Exhibit h.4 to the Registration Statement.

         See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the Underwriters filed as Exhibit h.5 to the Registration Statement.

Item 26:  Other Expenses of Issuance and Distribution

         Securities and Exchange Commission fees                     $ 177,050
         National Association of Securities Dealers, Inc. fees          30,500
         Printing and engraving expenses                               645,000
         Legal and Accounting Fees                                     150,000
         Exchange listing fees                                         101,000
         Blue Sky filing fees and expenses                               5,000
         Miscellaneous expenses                                         11,450
                                                                      --------

                  Total                                        $1,120,000*
                                                               ==========
__________
* Nuveen Institutional Advisory Corp., Spectrum Asset Management, Inc., and Froley, Revy Investment Co., Inc. have contractually agreed to reimburse the Fund for fees and expenses in the amount of .32% of average daily Managed Assets of the Fund for the first five full years of the Fund's operations, .24% of average daily Managed Assets in year six, .16% in year seven and .08% in year eight. Without the reimbursement, "Total Annual Expenses" would be estimated to be 1.65% of average daily net assets attributable to Common Shares. Nuveen has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share (.20% of offering price).

Item 27:  Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28:  Number of Holders of Securities

         At June 24, 2003

                                                            Number of
                        Title of Class                   Record Holders
                        --------------                   --------------
         Common Shares, $0.01 par value                         1

Item 29:  Indemnification

         Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

         Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

         (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

         (ii) by written opinion of independent legal counsel.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

         Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

         (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

         (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

         As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         The trustees and officers of the Registrant are covered by Investment Trust Directors and Officers and Errors and Omission policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $500,000 deductible, which does not apply to individual trustees or officers.

         Section 8 of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

         Nuveen Institutional Advisory Corp. ("NIAC") serves as investment adviser to the following open-end and closed-end management type investment companies: Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Senior Income Fund, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen California Select Tax-Free Income, Nuveen New York Select Tax-Free Income Portfolio, Nuveen Real Estate Income Fund, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3 and Nuveen Preferred and Convertible Income Fund.

         NIAC has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serve as officers or Trustees of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part B of the Registration Statement. Such information for the remaining senior officers of NIAC appears below:

                                                              Other Business Profession, Vocation
     Name and Position with NIAC                              or Employment During Past Two Years
     ---------------------------                              -----------------------------------
John P. Amboian, President...................           President, formerly Executive Vice President of
                                                        Nuveen Investments, Inc., Nuveen Investments, LLC,
                                                        Nuveen Advisory Corp., Nuveen Asset Management,
                                                        Inc. and Nuveen Senior Loan Asset Management, Inc.
                                                        and Executive Vice President and Director of
                                                        Rittenhouse Asset Management, Inc.

Alan G. Berkshire, Senior Vice President and            Senior Vice President and General Counsel (since
Secretary....................................           1997) and Secretary (since 1998) of Nuveen
                                                        Investments, Inc., Nuveen Investments, LLC, and
                                                        Nuveen Asset Management, Inc.; Senior Vice President
                                                        (since 1997) and Secretary (since 1998) of Nuveen
                                                        Advisory Corp., Senior Vice President, Secretary and
                                                        General Counsel of Rittenhouse Asset Management, Inc.
                                                        (since 2001).


Margaret E. Wilson, Senior Vice President,              Senior Vice President, Finance of Nuveen
Finance......................................           Investments, Inc., Nuveen Investments, LLC, and
                                                        Nuveen Advisory Corp.; formerly CFO of Sara Lee
                                                        Corp., Bakery Division.

Gunther Stein, Vice President................           Lead portfolio manager for high yield strategies at
                                                        Symphony since 1999.  Prior to joining Symphony,
                                                        Mr. Stein was a High Yield Portfolio Manager at
                                                        Wells Fargo.

Lenny Mason, Vice President..................           High yield portfolio manager at Symphony.  Prior to
                                                        joining Symphony, Mr. Mason was a Managing Director
                                                        in FleetBoston's Technology & Communications Group.

         The address of Symphony Asset Management, LLC is 555 California Street, Suite 2975, San Francisco, CA 94104.

         Spectrum Asset Management, Inc. ("Spectrum") serves as an investment adviser to a non-U.S. fund and offers separate account management for certain institutions and high net worth individuals. Spectrum also is a registered broker-dealer. See "Management of the Fund" in Part B of the Registration Statement.

         Set forth below is a list of each director and officer of Spectrum, indicating each business profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

                                                               Other Business Profession, Vocation or
    Name and Position with Spectrum                           Employment During Past Two Fiscal Years
    -------------------------------                           ---------------------------------------
Fernando Diaz, Vice President                           --

Nancy K. Dray, Legal and Compliance Officer             --

Ralph C. Eucher, Director                               President of Princor Financial Services Corporation
                                                        since May 1999.  Senior Vice President of Principal
                                                        Life Insurance Company since August 2002.

Richard W. Hibbs, Director                              Executive Vice President Marketing for Principal
                                                        Global Investors since September 1998.  Vice
                                                        President of Principal Life Insurance Company since
                                                        September 1998.

Timothy Howald, Director                                Chief Financial Officer of Principal Global
                                                        Investors since November 1998.  Vice President of
                                                        Principal Life Insurance Company since November
                                                        1998.

Patrick G. Hurley, Senior Vice President                --
and Chief Information Officer

L. Philip Jacoby, IV, Senior Vice President             --
and Portfolio Manager

                                                               Other Business Profession, Vocation or
    Name and Position with Spectrum                           Employment During Past Two Fiscal Years
    -------------------------------                           ---------------------------------------
Mark A. Lieb, Executive Director and                    --
Chief Financial Officer

Jim McCaughan, Director                                 Global Head of Asset Management for Principal
                                                        Global Investors since April 2002.  Executive Vice
                                                        President of Principal Life Insurance Company since
                                                        April 2002.  Senior Vice President of Principal
                                                        Financial Group, Inc. since April 2002.  Previously
                                                        Chief Executive Officer of Credit Suisse Asset
                                                        Management Americas.

Jean M. Orlando, Vice President and                     --
Controller

Gloria Reeg, Director                                   Global Head of Fixed Income for Principal Global
                                                        Investors since February 2002.  Vice President of
                                                        Principal Life Insurance Company since February
                                                        2002.  Previously the Managing Director of Global
                                                        Consulting for Frank Russell Company.
Bernard M. Sussman, Executive Director                  --
and Chief Investment Officer

Albano Tunnera, Assistant Vice President                --
and  Operations Manager

Joseph J. Urciuoli, Vice President and                  --
Director of Research

         Froley, Revy Investment Co., Inc. ("Froley, Revy") serves as a subadviser to one other fund and offers separate account management services to institutions and high net worth individuals. See "Management of the Fund" in Part B of the Registration Statement.

         Set forth below is a list of each director and officer of Froley, Revy, indicating each business profession, vocation or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner or trustee.

                                                              Other Business Profession, Vocation or
    Name and Position with Froley, Revy                      Employment During Past Two Fiscal Years
    -----------------------------------                      ---------------------------------------
George A. Froley, III, Chairman, Director and           --
Managing Director

Jim Herbert, Director                                   President, Chief Executive Officer and Director of
                                                        First Republic Bank.

Katherine Auguste-DeWilde, Director                     Chief Operating Officer, Executive Vice President
                                                        and Director of First Republic Bank.

Ed Dobranksi, Director                                  Senior Vice President, General Counsel and
                                                        Secretary of First Republic Bank.

Melinda Gordon, Director and Managing
Director

K. Andrea O'Connell, Director, President,               --
Chief Executive Officer, Managing
Director and Assistant Secretary

Michael Revy, Managing Director and                     Director, Staub Holding AG, Emil-Staub Strasse 2,
Senior Vice President                                   CH-8708 Mannedorf Switzerland. Private banker with
                                                        Wechsler & Co., Inc. until 2002.

James Barry, Managing Director and                      --
Senior Vice President

Ravi Malik, Managing Director and Senior                --
Vice President

Warren Chun, First Vice President                       --

Mike Opre, Vice President                               --

Monica Erickson, Vice President                         --

Steve Wachtel, Vice President                           --

David Epstein, Vice President                           --

Kim Nicholas, Vice President, Assistant                 --
Secretary and Chief Financial Officer/Controller

Melissa Shanahan, Vice President                        --

                                                         Other Business Profession, Vocation or
    Name and Position with Froley, Revy                 Employment During Past Two Fiscal Years
    -----------------------------------                 ---------------------------------------
John Padden, Vice President                             --

Ed Hackney, Vice President                              --

Lily Yu, First Vice President                           --

Ted Heigel, Vice President                              --

Ann Houlihan, Secretary                                 --

Item 31:  Location of Accounts and Records

         Nuveen Institutional Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

         Spectrum Asset Management, Inc., 4 High Ridge Park, Stamford, CT 06905, maintains certain of its advisory material.

         Froley, Revy Investment Co., Inc., 10900 Wilshire Boulevard, Suite 900, Los Angeles, CA 90024, maintains certain of its advisory material.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Institutional Advisory Corp.

Item 32:  Management Services

         Not applicable.

Item 33:  Undertakings

         1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.   Not applicable.

         3.   Not applicable.

         4.   Not applicable.

         5.   The Registrant undertakes that:

              a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

              b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 26th day of June 2003.

                                        NUVEEN PREFERRED AND CONVERTIBLE
                                        INCOME FUND 2

                                        /s/ Jessica R. Droeger

                                        ________________________________________
                                        Jessica R. Droeger, Vice President and
                                        Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               Signature                                Title                           Date
               ---------                                -----                           ----
/s/ Stephen D. Foy                         Vice President and Controller        June 26, 2003
---------------------                      (Principal Financial and
    Stephen D. Foy                         Accounting Officer)

/s/ Gifford R. Zimmerman                   Chief Administrative Officer         June 26, 2003
------------------------
    Gifford R. Zimmerman

Timothy R. Schwertfeger*                   Chairman of the Board and            By: /s/ Jessica R. Droeger
                                           Trustee                                  ----------------------
                                                                                    Jessica R. Droeger
                                                                                    Attorney-In-Fact
                                                                                    June 26, 2003

William E. Bennett*                        Trustee

Robert P. Bremner*                         Trustee

Lawrence H. Brown*                         Trustee

Jack B. Evans*                             Trustee

Anne E. Impellizzeri*                      Trustee

William L. Kissick*                        Trustee

Thomas E. Leafstrand*                      Trustee

Peter R. Sawers*                           Trustee

William J. Schneider*                      Trustee

Judith M. Stockdale*                       Trustee

Sheila W. Wellington*                      Trustee

* Original powers of attorney authorizing Jessica R. Droeger and Gifford R. Zimmerman, among others, to execute the Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf the Registration Statement is filed, have been executed and filed as exhibits.

                                INDEX TO EXHIBITS

a.       Declaration of Trust dated March 17, 2003.*
b.       By-laws of Registrant.*
c.       None.
d.       Form of Share Certificate.*
e.       Terms and Conditions of the Dividend Reinvestment Plan.*
f.       None.
g.1 Investment Management Agreement between Registrant and Nuveen Institutional Advisory Corp. dated May 15, 2003.*
g.2 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Spectrum Asset Management, Inc. dated May 15, 2003.*
g.3 Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Froley, Revy Investment Co., Inc. dated May 15, 2003.*
h.1      Form of Underwriting Agreement.
h.2      Form of Salomon Smith Barney Inc. Master Selected Dealer Agreement.
h.3      Form of Nuveen Master Selected Dealer Agreement.
h.4      Form of Salomon Smith Barney Inc. Master Agreement Among Underwriters.
h.5      Form of Dealer Letter Agreement.
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002.*
k.1 Shareholder Transfer Agency Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*
k.2 Expense Reimbursement Agreement between Registrant and Nuveen Institutional Advisory Corp. dated May 15, 2003.*
l.1      Opinion and consent of Bell, Boyd & Lloyd LLC.*
l.2      Opinion and consent of Bingham McCutchen LLP.*
l.3      Consent of Bell, Boyd & Lloyd LLC.
l.4      Consent of Bingham McCutchen LLP.
m.       None.
n.       Consent of Ernst & Young LLP.
o.       None.
p. Subscription Agreement of Nuveen Institutional Advisory Corp. dated June 3, 2003.*
q.       None.
r.1      Code of Ethics of Nuveen Institutional Advisory Corp.*
r.2      Code of Ethics of Spectrum Asset Management, Inc.*
r.3      Code of Ethics of Froley, Revy Investment Co., Inc.*
s.       Powers of Attorney.
____________________
*  Incorporated by reference - see Item 24